Interim condensed consolidated statement of profit or loss - COP ($) $ in Billions	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Interim condensed consolidated statement of profit or loss
Sales	$ 68,823	$ 61,034
Cost of sales	(41,586)	(41,866)
Gross profit	27,237	19,168
Administration expenses	(3,378)	(2,313)
Operation and project expenses	(2,898)	(2,285)
Impairment of long-term non-monetary assets		(3)
Other operating expenses, net	(185)	(550)
Operating income	20,776	14,017
Financial results
Finance income	740	836
Finance expenses	(5,704)	(5,503)
Foreign exchange gain	560	164
Total financial result	(4,404)	(4,503)
Share of profits of associates and joint ventures	418	398	$ 710
Profit before income tax expense	16,790	9,912
Income tax expense	(5,474)	(2,294)
Net profit for the period	11,316	7,618
Net profit for the period attributable to:
Owners of parent	9,344	5,841
Non-controlling interest	1,972	1,777
Net profit for the period	$ 11,316	$ 7,618
Basic earnings per share (Colombian pesos per share)	$ 227.2	$ 142.1
Diluted earnings per share (Colombian pesos per share)	$ 227.2	$ 142.1